Contract liabilities - Summary of Contract Liabilities (Details) - GBP (£) £ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Contract liabilities [abstract]
Current	£ 66	£ 76	£ 61	£ 53	£ 0
Non-current	1,094	1,082	933	£ 813	£ 0
Total contract liabilities	£ 1,160	£ 1,158	£ 994